As filed with the Securities and Exchange Commission

                                on March 29, 2000

                        Securities Act File No. 333-31822

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

      PRE-EFFECTIVE AMENDMENT NO. / 1 / Post-Effective Amendment No. /____/

                               SCUDDER FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

   Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
   Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
   Two International Place                     Ten Post Office Square - South
   Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
                of Scudder Short Term Bond Fund, a series of the
                                   Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                            PART C. OTHER INFORMATION

ITEM 15.          INDEMNIFICATION.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                       Section  4.1  No  Personal   Liability  of  Shareholders,
                       Trustees,  Etc.

                       No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred, which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                       Section 4.2 Non-liability of Trustees, Etc.

                       No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                       Section 4.3 Mandatory Indemnification.

                       (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every  person  who is,  or has  been,  a
                                    Trustee  or  officer  of the Trust  shall be
                                    indemnified  by the  Trust  to  the  fullest
                                    extent   permitted   by  law   against   all
                                    liability    and   against   all    expenses
                                    reasonably   incurred  or  paid  by  him  in
                                    connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or
                                    "proceeding"  shall  apply  to  all  claims,
                                    actions,   suits  or   proceedings   (civil,
                                    criminal,    administrative,    or    other,
                                    including  appeals),  actual or  threatened;
                                    and the  words  "liability"  and  "expenses"
                                    shall    include,     without    limitation,
                                    attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                       (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any  liability  to the Trust,  a
                                    series  thereof,   or  the  Shareholders  by
                                    reason of a final adjudication by a court or
                                    other body  before  which a  proceeding  was
                                    brought   that   he   engaged   in   willful
                                    misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with  respect to any matter as to which
                                    he shall have been finally  adjudicated  not
                                    to  have   acted   in  good   faith  in  the
                                    reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement  or other
                                    disposition    not    involving    a   final
                                    adjudication as provided in paragraph (b)(i)
                                    or  (b)(ii)  resulting  in  a  payment  by a
                                    Trustee or officer,  unless there has been a
                                    determination  that such  Trustee or officer
                                    did not engage in willful  misfeasance,  bad
                                    faith,    gross   negligence   or   reckless
                                    disregard of the duties involved in the conduct of his office;

                                        (A) by the court or other body approving the settlement or other disposition; or

                                        (B)  based  upon  a  review  of  readily
                                        available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                              (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                              (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                                 (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                                 (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                 As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

ITEM 16.          Exhibits:
--------

                  (1) (a)(1) Amended and Restated Declaration of Trust dated December 21, 1987 is incorporated by reference to Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

                  (a)(2) Instrument dated September 17, 1982 Establishing and Designating Series of Shares is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(3) Instrument dated September 17, 1982 Establishing and Designating an Additional Series of Shares is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(4) Instrument dated March 21, 1984 Establishing and Designating an Additional Series of Shares is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(5) Certificate of Amendment of Declaration of Trust dated June 29, 1989 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(6)   Amendment  of   Establishment   and   Designation  of
                  Additional Series of Shares dated June 29, 1989 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(7) Abolition of series by the Registrant dated June 29, 1989 on behalf of the U.S. Government 1990 Portfolio is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(8) Abolition of series by the Registrant dated June 29, 1989 on behalf of the General 1990 Portfolio is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(9) Abolition of series by the Registrant on behalf of the Scudder Zero Coupon 1995 Fund, dated July 15, 1992 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(10) Redesignation of Series of Registrant dated March 7, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (a)(11) Certificate of Amendment of Declaration of Trust dated July 2, 1991 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (2) (b)(1) By-Laws of the Registrant dated as of September 17, 1982 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (b)(2) Amendment to the By-Laws of Registrant as of March 5, 1984 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (b)(3) Amendment to the By-Laws of Registrant as of October 1, 1984 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (b)(4) Amendment to the By-Laws of Registrant as of December 12, 1991 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (b)(5)  Amendment  to  the  By-Laws  of the  Registrant  dated
                  September 17, 1992 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (3) Inapplicable.

                  (4) Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

                  (5) Inapplicable.

                  (6)  (d)(1)  Investment   Management   Agreement  between  the
                  Registrant, on behalf of Scudder Short Term Bond Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                  (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Zero Coupon 2000 Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                  (7) (e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                  (8) Inapplicable.

                  (9) (g)(1) Custodian Agreement between the Registrant and State Street Bank and Trust Company ("State Street Bank") dated December 17, 1982 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (g)(2) Fee schedule for Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (g)(3) Amendment to the Custodian Agreement between the Registrant and State Street Bank dated September 14, 1987 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (g)(4) Amendment to the Custodian Agreement between the Registrant and State Street Bank dated September 16, 1988 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (g)(5) Amendment to the Custodian Agreement between the Registrant and State Street Bank dated December 13, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (10) Scudder Funds Trust Plan with respect to Scudder Short Term Bond Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 14, 2000, filed herewith.

                  (11) Opinion and Consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

                  (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

                  (13) (h)(1) Transfer Agency and Service Agreement with fee schedule between the Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (h)(2) Revised fee schedule dated October 1, 1995 for Exhibit 9(a) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                  (h)(3) Revised fee schedule dated October 1, 1996 for Exhibit 9(a) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                  (h)(4) COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                  (h)(5)  Revised fee schedule dated October 1, 1996 for Exhibit
                  9(h)(4)  is  incorporated   by  reference  to   Post-Effective
                  Amendment No. 23 to the Registration Statement.

                  (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Short Term Bond Fund, and Scudder Fund Accounting Corporation dated July 19, 1995 is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                  (h)(8) Agreement and Plan of Reorganization dated November 9, 1998 by and between the Registrant and Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                  (14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

                  (15) Inapplicable.

                  (16) Powers of  Attorney  are  incorporated  by  reference  to
                  Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

                  (17) Revised Form of Proxy filed herein.


ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Funds Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                                     SCUDDER FUNDS TRUST



                                                     BY: /S/LINDA C. COUGHLIN

                                                     TITLE: PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                         TITLE                    DATE
          ---------                         -----                    ----

/S/ LINDA C. COUGHLIN                President & Trustee         March 29, 2000
---------------------
Linda C. Coughlin

/S/ HENRY P. BECTON, JR.*                  Trustee               March 29, 2000
-------------------------
Henry P. Becton, Jr.

/S/ DAWN-MARIE DRISCOLL*                   Trustee               March 29, 2000
------------------------
Dawn-Marie Driscoll

/S/ PETER B. FREEMAN*                      Trustee               March 29, 2000
---------------------
Peter B. Freeman

/S/ GEORGE M. LOVEJOY, JR.*                Trustee               March 29, 2000
---------------------------
George M. Lovejoy, Jr.

/S/ WELSEY W. MARPLE, JR.*                 Trustee               March 29, 2000
--------------------------
Welsey W. Marple, Jr.

/S/ KATHRYN L. QUIRK*        Trustee, Vice President & Assistant March 29, 2000
---------------------                   Secretary
Kathryn L. Quirk

/S/ JEAN C. TEMPEL*                        Trustee               March 29, 2000
-------------------
Jean C. Tempel

/S/ JOHN R. HEBBLE           Treasurer (Principal Financial and  March 29, 2000
------------------                      Accounting Officer)
John R. Hebble

*BY:     /S/ SHELDON A. JONES                        March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.